Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	December 31, 2020	December 31, 2019	January 1, 2019
Trade payables and accrued expenses	327,619	238,405	247,376
Personnel accrued expenses	119,334	86,733	86,043
Dividend payable	21,285	16,305	15,199
	468,238	341,443	348,618